Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

21. Related Party Transactions

Lease

The Company leases office space that is owned by one of its directors.

Investment in equity accounted investee

The Company's fifty percent ownership interest in its equity investee is with a related party. The remaining fifty percent is owned by two trusts. The brother of one of the Company's former directors serves as a trustee for both trusts and one of the Company's former directors serves as a trustee for one of the two trusts. The Company exercises joint control over its equity investment through its fifty percent ownership interest. The Company's fifty percent ownership interest grants it authority to nominate fifty percent of the directors to the board of the investee. The Chairperson of the investee's Board of Directors cannot be nominated by the Company and the Chairperson cannot be a member of the Company's Board of Directors. The Chairperson of the investee is entitled to cast a second vote in the event of a tie amongst its board. Certain matters are beyond the control of the investee's board and reside with its shareholders. These matters are related to certain financing, board composition, the sharing of profits and material business changes.

Transactions between the Company and its investee have all been transacted in the normal course of business. These transactions are generally the result of the investee billing the Company for services it provides to the Company. In turn, the Company bills its customers for this service which is measured at the exchange amount. Transactions between the Company and its investee only reflect the Company's share of the transaction.

The Company received an unsecured promissory note from its equity accounted investee in exchange for cash. The promissory note is repayable on demand with no fixed term to maturity. Interest on the note accrues at a rate equal to the greater of 5.5%, or the rate which is equal to bank prime plus 2.0% calculated annually, not in advance and payable on maturity. The promissory note may be repaid, in whole or in part, at any time, subject to certain restrictions.

Transportation services

A company owned by an officer of a BFI subsidiary provides transportation services to the Company.

Consulting fees

The Company has incurred consulting fees from one of its former directors.

All related party transactions are recorded at the exchange amounts.

Lease
Year lease commenced		2004
Lease expiry date	September 30, 2014
Approximate annual lease cost (in Canadian dollars, recorded to selling, general and administration expenses)		$320

	December 31
	2012	2011
Investment in equity accounted investee
Charges (recorded to operating expenses)	$267	$295
Amounts owing to equity investee (included in accounts payable)	$32	$4
Unsecured promissory note issued December 6, 2010 (in Canadian dollars)	$750	$750
Interest income (recorded to interest expense)	$41	$41

Transportation services
Charges (recorded to operating expenses)	$3,714	$2,419
Amounts owing (included in accounts payable)	$63	$35

Consulting fees
Charges (recorded to selling, general and administration expenses)	$780	$-